Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2015 Fund

June 30, 2021

AFF15-QTLY-0821
1.818355.116

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.03% 7/22/21 to 9/23/21
(Cost $299,992)	300,000	299,981
	Shares	Value

Domestic Equity Funds - 22.5%
Fidelity Advisor Series Equity Growth Fund (a)	1,155,359	$21,200,844
Fidelity Advisor Series Growth Opportunities Fund (a)	783,872	14,587,856
Fidelity Advisor Series Small Cap Fund (a)	600,499	9,650,021
Fidelity Series All-Sector Equity Fund (a)	719,607	9,160,597
Fidelity Series Commodity Strategy Fund (a)	4,222,584	23,519,793
Fidelity Series Large Cap Stock Fund (a)	1,708,289	33,824,132
Fidelity Series Large Cap Value Index Fund (a)	235,869	3,644,178
Fidelity Series Opportunistic Insights Fund (a)	870,839	19,733,208
Fidelity Series Small Cap Opportunities Fund (a)	654,656	11,927,833
Fidelity Series Stock Selector Large Cap Value Fund (a)	1,421,289	21,489,886
Fidelity Series Value Discovery Fund (a)	1,304,268	21,937,779
TOTAL DOMESTIC EQUITY FUNDS
(Cost $116,111,285)		190,676,127

International Equity Funds - 21.1%
Fidelity Series Canada Fund (a)	752,029	10,543,442
Fidelity Series Emerging Markets Fund (a)	618,445	7,545,031
Fidelity Series Emerging Markets Opportunities Fund (a)	2,524,057	67,796,161
Fidelity Series International Growth Fund (a)	1,437,865	28,124,646
Fidelity Series International Small Cap Fund (a)	389,878	8,682,577
Fidelity Series International Value Fund (a)	2,508,097	28,015,446
Fidelity Series Overseas Fund (a)	2,059,584	28,072,132
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $108,066,074)		178,779,435

Bond Funds - 43.5%
Fidelity Series Emerging Markets Debt Fund (a)	488,494	4,552,766
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	140,306	1,454,971
Fidelity Series Floating Rate High Income Fund (a)	94,605	875,093
Fidelity Series High Income Fund (a)	549,085	5,265,727
Fidelity Series Inflation-Protected Bond Index Fund (a)	6,563,463	72,066,824
Fidelity Series International Credit Fund (a)	73,475	742,837
Fidelity Series Investment Grade Bond Fund (a)	21,841,629	255,983,890
Fidelity Series Long-Term Treasury Bond Index Fund (a)	3,063,640	25,642,667
Fidelity Series Real Estate Income Fund (a)	279,039	3,242,432
TOTAL BOND FUNDS
(Cost $343,552,101)		369,827,207

Short-Term Funds - 12.9%
Fidelity Cash Central Fund 0.06% (b)	319,623	319,687
Fidelity Series Government Money Market Fund 0.08% (a)(c)	90,060,383	90,060,383
Fidelity Series Short-Term Credit Fund (a)	1,908,462	19,389,974
TOTAL SHORT-TERM FUNDS
(Cost $109,422,511)		109,770,044
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $677,451,963)		849,352,794
NET OTHER ASSETS (LIABILITIES) - 0.0%		(160,935)
NET ASSETS - 100%		$849,191,859

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$46
Total	$46

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$763,958	$638,211	$1,082,482	$--	$--	$319,687	0.0%
Total	$763,958	$638,211	$1,082,482	$--	$--	$319,687

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$21,685,695	$457,893	$3,086,917	$--	$286,787	$1,857,386	$21,200,844
Fidelity Advisor Series Growth Opportunities Fund	15,082,676	618,714	2,634,056	--	237,653	1,282,869	14,587,856
Fidelity Advisor Series Small Cap Fund	9,808,927	137,420	808,722	--	248,433	263,963	9,650,021
Fidelity Series All-Sector Equity Fund	9,269,255	80,108	957,478	--	189,707	579,005	9,160,597
Fidelity Series Canada Fund	9,453,254	921,892	739,094	--	128,769	778,621	10,543,442
Fidelity Series Commodity Strategy Fund	23,227,544	96,763	2,866,430	--	230,644	2,831,272	23,519,793
Fidelity Series Emerging Markets Debt Fund	4,445,548	164,369	174,828	49,834	(6,032)	123,709	4,552,766
Fidelity Series Emerging Markets Debt Local Currency Fund	1,462,105	6,333	64,302	--	311	50,524	1,454,971
Fidelity Series Emerging Markets Fund	8,256,890	143,879	1,205,137	--	203,120	146,279	7,545,031
Fidelity Series Emerging Markets Opportunities Fund	75,449,249	307,443	11,336,144	--	3,742,588	(366,975)	67,796,161
Fidelity Series Floating Rate High Income Fund	895,877	12,729	39,295	8,859	(2,463)	8,245	875,093
Fidelity Series Government Money Market Fund 0.08%	90,200,663	5,708,080	5,848,360	14,238	--	--	90,060,383
Fidelity Series High Income Fund	5,289,001	85,762	225,056	63,604	9,789	106,231	5,265,727
Fidelity Series Inflation-Protected Bond Index Fund	71,306,373	1,821,102	2,644,227	--	21,778	1,561,798	72,066,824
Fidelity Series International Credit Fund	729,035	4,237	--	4,237	--	5,628	742,837
Fidelity Series International Growth Fund	26,490,631	1,736,075	2,402,426	--	382,686	1,917,680	28,124,646
Fidelity Series International Small Cap Fund	8,394,404	230,913	564,878	--	273,802	348,336	8,682,577
Fidelity Series International Value Fund	26,461,208	2,907,197	2,117,156	--	474,700	289,497	28,015,446
Fidelity Series Investment Grade Bond Fund	252,528,086	8,485,718	9,185,901	1,290,278	19,932	4,136,055	255,983,890
Fidelity Series Large Cap Stock Fund	33,853,090	618,410	3,075,965	--	1,033,819	1,394,778	33,824,132
Fidelity Series Large Cap Value Index Fund	3,653,671	71,189	269,252	--	89,314	99,256	3,644,178
Fidelity Series Long-Term Treasury Bond Index Fund	22,844,322	2,661,850	1,308,576	144,715	(126,173)	1,571,244	25,642,667
Fidelity Series Opportunistic Insights Fund	20,103,810	189,474	2,774,343	--	559,234	1,655,033	19,733,208
Fidelity Series Overseas Fund	26,535,003	1,959,456	2,497,044	--	633,232	1,441,485	28,072,132
Fidelity Series Real Estate Income Fund	3,217,095	17,874	155,315	4,504	16,433	146,345	3,242,432
Fidelity Series Short-Term Credit Fund	18,870,432	1,212,529	673,643	69,022	70	(19,414)	19,389,974
Fidelity Series Small Cap Opportunities Fund	12,105,545	470,420	996,453	--	491,247	(142,926)	11,927,833
Fidelity Series Stock Selector Large Cap Value Fund	21,438,754	613,921	1,834,672	--	484,364	787,519	21,489,886
Fidelity Series Value Discovery Fund	21,946,920	727,570	1,981,011	--	659,458	584,842	21,937,779
Total	$845,005,063	$32,469,320	$62,466,681	$1,649,291	$10,283,202	$23,438,285	$848,733,126

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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